Financial investments - Summary of credit quality and maximum exposure to credit risk (Parenthetical) (Detail) - Rutas de Lima [Member] S/ in Thousands	Dec. 31, 2020 PEN (S/)
Disclosure of internal credit grades [line items]
Expected loss	S/ 61,059
Amortized cost	295,720
Unrealized loss	S/ 115,519